Summary Of Reconciliation Of Provision For Income Tax And Social Contribution (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income before IRPJ and CSLL	R$ 5,118,677	R$ 5,119,537	R$ 2,846,923
IRPJ and CSLL (34%)	(1,740,350)	(1,740,643)	(967,954)
Tax effects on:
Equity in income	124,547	65,806	36,297
Interest on own capital	226,928	276,808	222,848
Dividends	437	243	192
Non deductible expenses	25,336	17,133	15,274
Tax incentives	43,720	28,572	17,804
Unrecognized income and social contribution tax loss carry-forwards	(29,002)	(39,421)	(48,892)
losses of prior years	85,723
Difference between the calculation bases of deemed profit and taxable profit	49,638	121,242	72,175
Others	4,063	19,161	7,143
Current IRPJ and CSLL	(469,226)	(1,260,469)	(416,687)
Deferred IRPJ and CSLL	R$ (790,406)	R$ (24,896)	R$ (258,974)
Effective rate - %	24.60%	25.10%	23.70%